Brumadinho dam failure - Contingencies and other legal matters (Details) ha in Thousands, R$ in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 06, 2020 BRL (R$) ha item	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Jul. 06, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 26, 2020 BRL (R$)	May 26, 2020 USD ($)	Apr. 14, 2020 BRL (R$)	Apr. 14, 2020 USD ($)
Contingencies
Restricted assets		R$ 5,160		R$ 5,160					$ 942
Amount converted to judicial deposits		4,653		4,653					850
Restricted cash		507		507					$ 92
Civil Court of Ouro Preto on possible breach of Doutor Dam
Contingencies
Restricted assets												R$ 50	$ 9
Brumadinho event
Contingencies
Additional guarantees agreed upon legal matters		10	$ 2	20	$ 4
Additional guarantees agreed upon legal matters presented in court		R$ 5,677	$ 1,092	R$ 5,714	$ 1,044
Provision of bank or insurance guarantee										R$ 7,932	$ 1,449
IBAMA fines
Contingencies
Fine imposed						R$ 250	$ 46
Environmental projects
Contingencies
Estimated financial effect of contingent liabilities	R$ 150							$ 28
Number of parks in which environmental projects will be done | item	7
Area of property in which environmental projects will be done | ha	794
Sanitation programs
Contingencies
Estimated financial effect of contingent liabilities	R$ 100							$ 18
Brumadinho Municipal Department of the Environment fines
Contingencies
Fine imposed						R$ 109	$ 20